Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013 Issuers [Member] FMC US Finance [Member]	Sep. 30, 2014 Issuers [Member] FMC US Finance [Member]	Jun. 30, 2013 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2014 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2013 Guarantors [Member] D GmbH [Member]	Sep. 30, 2014 Guarantors [Member] D GmbH [Member]	Jun. 30, 2013 Guarantors [Member] FMCH [Member]	Sep. 30, 2014 Guarantors [Member] FMCH [Member]	Jun. 30, 2013 Non Guarantor Subsidiaries [Member]	Sep. 30, 2014 Non Guarantor Subsidiaries [Member]	Jun. 30, 2013 Combining Adjustment [Member]	Sep. 30, 2014 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 329,102	$ 305,829	$ 857,028	$ 863,487	$ 3,277	$ 3,317	$ 760,997	$ 709,947	$ (6,308)	$ 246	$ 515,161	$ 442,644	$ 878,002	$ 890,463	$ (1,287,642)	$ (1,189,589)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions							(547,834)	(487,488)			(591,605)	(570,440)			1,141,758	1,057,928
Depreciation and amortization			513,487	479,433			512	482	38,203	40,739			465,002	499,294	(24,284)	(27,028)
Change in deferred taxes, net			1,657	(6,771)			(27,091)	(18,882)	1,372	(1,153)			32,461	30,173	(13,513)	(8,481)
(Gain) loss on sale of fixed assets and investments							(12)		(304)	32			(6,086)	3,241
Write-off of loans from related parties								53,928								(53,928)
Stock Option Compensation Expense			3,804	18,484			18,484	2,797
Cash outflow from hedging				(4,040)			4,040
Dividend income from equity method investees			25,193	10,790			(22,755)	(42,925)					11,965	17,732
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(102,147)	(15,470)					17,616	(11,456)			(32,888)	(90,977)		286
Inventories, net			(132,705)	(20,109)					(3,210)	(280)			(41,613)	(163,298)	24,714	30,873
Prepaid expenses, other current and non-current assets			117,957	47,731			17,451	28,109	(18,106)	6,870	(2,290)	75,459	51,737	13,634	(1,061)	(6,115)
Accounts receivable from/payable to related parties					(19,612)	19,617	127,112	(67,469)	(93,191)	333,305	(98,809)	89,728	202,653	(435,110)	(101,988)	78,100
Accounts payable, accrued expenses and other current and non-current liabilities			51,646	78,743	(17,939)	(17,938)	14,143	26,608	37,724	65,322	6,531	253	41,288	(21,972)	(3,004)	(627)
Income tax payable			(83,544)	16,309	1,147	(1,688)	20,440	(98,915)			(49,806)	(83,262)	37,508	84,714	7,020	15,607
Net cash provided by (used in) operating activities			1,273,820	1,446,020	6,097	3,308	148,693	192,042	160,112	433,625	(23,200)	(45,618)	1,208,474	793,437	(54,156)	(102,974)
Investing Activities:
Purchases of property, plant and equipment			(646,371)	(512,476)			235	47	56,354	64,440			483,424	611,646	(27,537)	(29,762)
Proceeds from sale of property, plant and equipment			7,632	18,583			17			(232)			18,098	(7,400)
Disbursements of loans to related parties							(487,243)	(263,141)	468		(165,814)	(216,214)			653,057	479,355
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,048,711)	(297,456)			32,060	222,187	4,670	11,793			292,784	1,048,035	(33,058)	(233,304)
Proceeds from divestitures			3,661	17,984									17,984	(3,661)	0
Net cash (used in) provided by investing activities			(1,683,789)	(773,365)			454,965	(485,375)	(60,556)	(76,001)	164,814	(216,214)	(740,126)	(1,648,620)	(592,462)	742,421
Financing Activities:
Short-term borrowings, net							12,237	309,671	(96,214)	(356,947)			94,366	329,362
Long-term debt and capital lease obligations, net					(6,062)	(3,307)		190,998			1,557,474	261,832	(2,276,759)	527,573	653,057	(479,355)
Increase (decrease) of accounts receivable securitization program			(94,000)	37,000									(37,000)	(94,000)
Proceeds from exercise of stock options			86,403	74,875			(68,577)	(79,912)					(6,298)	(6,491)
Payment of dividends [N]			(317,903)	(296,134)				317,903
Capital (decrease) increase											0		0	(166,392)	0	166,392
Distributions to noncontrolling interests				162,239									(681,368)	177,810
Contributions from noncontrolling interests			31,497	52,357										31,497
Net cash (used in) provided by financing activities			308,014	(742,757)	(6,062)	(3,307)	(602,035)	262,678	(96,214)	(356,947)	(141,614)	261,832	(542,447)	789,273	645,615	(645,515)
Effect of exchange rate changes on cash and cash equivalents			6,682	(15,783)			(1,636)	30,643	96	(441)			(14,243)	(23,520)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(95,273)	(85,885)	35	1	(13)	(12)	3,438	236		0	(88,342)	(89,430)	(1,003)	(6,068)
Cash and cash equivalents at beginning of period			682,777	688,040	1		78	13	501	4,490			686,457	672,206	1,003	6,068
Cash and cash equivalents at end of period	$ 587,504		$ 587,504		$ 36	$ 1	$ 65	$ 1	$ 3,939	$ 4,726			$ 598,115	$ 582,776	$ 0	$ 0